Discontinued Operations - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 30, 2013 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total negative consideration from sale of discontinued operation		$ 500,000
Sale of subsidiary to an employee	1
Percentage of purchase consideration		50.00%
(Gain) loss on divested businesses		4,800,000
Gain on sale of discontinued operations, income taxes
Percentage of shares agreed to sell		80.10%
Purchase of shares on cash consideration		$ 1,200,000